Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Ineffective portion recognized in profit or loss related to cash flow hedges	₩ 963	₩ 41	₩ 2,707
Effective portion recognized in profit or loss related to cash flow hedges	364,863	20,430	85,201
Valuation gains reclassified from other comprehensive income to profit or loss	₩ (382,680)	₩ 50,648	₩ 127,552